Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation — As a result of the Business Combination, for accounting purposes, Sunlight Financial Holdings Inc. is the acquirer and Sunlight Financial LLC is the acquiree and accounting predecessor. The financial statement presentation includes the financial statements of Sunlight Financial LLC as “Predecessor” for periods prior to the Closing Date and of the Company as “Successor” for the periods after the Closing Date, including the consolidation of Sunlight Financial LLC.

The accompanying consolidated financial statements and related notes, prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), include the accounts of Sunlight and its consolidated subsidiaries. In the opinion of management, all adjustments considered necessary for a fair presentation of Sunlight’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. All intercompany balances and transactions have been eliminated.

Reclassification	Certain prior period amounts have been reclassified to conform to the current period’s presentation.
Emerging Growth Company

Emerging Growth Company — The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Consolidation

Consolidation — Sunlight consolidates those entities over which it controls significant operating, financial, and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which the Company is determined to be the primary beneficiary.

The analysis as to whether to consolidate an entity is subject to a significant amount of judgment. Some of the criteria considered are the determination as to the degree of control over an entity by its various equity holders, the design of the entity, how closely related the entity is to each of its equity holders, the relation of the equity holders to each other and a determination of the primary beneficiary in entities in which Sunlight has a variable interest. These analyses involve estimates, based on the assumptions of management, as well as judgments regarding significance and the design of entities.

VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. A VIE is required to be consolidated by its primary beneficiary, and only by its primary beneficiary, which is defined as the party who has the power to direct the activities of a VIE that most significantly impact its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Sunlight monitors investments in VIEs and analyzes the potential need to consolidate the related entities pursuant to the VIE consolidation requirements. These analyses require considerable judgment in determining whether an entity is a VIE and determining the primary beneficiary of a VIE since they involve subjective determinations of significance, with respect to both power and economics. The result could be the consolidation of an entity that otherwise would not have been consolidated or the deconsolidation of an entity that otherwise would have been consolidated.

As a result of the Business Combination, a wholly-owned subsidiary of Sunlight Financial Holdings Inc. is the managing member of Sunlight Financial LLC, in which existing unitholders hold a 35.0% noncontrolling interest at December 31, 2021, net of unvested Class EX Units (Note 6).

Through its indirect managing member interest, Sunlight Financial Holdings Inc. directs substantially all of the day-to-day activities of Sunlight Financial LLC. The third-party investors in Sunlight Financial LLC do not possess substantive participating rights or the power to direct the day-to-day activities that most directly affect the operations of Sunlight Financial LLC. However, these third-party investors hold both voting, noneconomic Class C shares in Sunlight Financial Holdings Inc. on a one-for-one basis along with nonvoting, economic Class EX Units issued by Sunlight Financial LLC. No single third-party investor, or group of third-party investors, possesses the substantive ability to remove the managing member of Sunlight Financial LLC. Sunlight considers Sunlight Financial LLC a VIE for consolidation purposes and its managing members holds the controlling interest and is the primary beneficiary. Therefore, Sunlight consolidates Sunlight Financial LLC and reflects Class EX unitholder interests in Sunlight Financial LLC held by third parties as noncontrolling interests.

Sunlight conducts substantially all operations through Sunlight Financial LLC and its consolidated subsidiary.

Segments

Segments — Sunlight operates through one operating and reportable segment, which reflects how the chief operating decision maker allocates resources and assesses performance. Sunlight arranges for the origination of Loans by third-party lenders using a predominately single expense pool.

Risks and Uncertainties

Risks and Uncertainties — In the normal course of business, Sunlight primarily encounters credit risk, which is the risk of default on Sunlight’s investments that results from a borrower’s or counterparty’s inability or unwillingness to make contractually required payments.

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes subjective estimates of pending loan originations and sales, which significantly impacts revenues; determinations of fair value, including goodwill; estimates regarding loan performance, which impacts impairments and allowances for loan losses; the useful lives of intangible assets; and the forfeiture of equity-based awards affecting expenses recognized. Actual results may differ from those estimates.

Fair Value

Fair Value — GAAP requires the categorization of the fair value of financial instruments into three broad levels that form a hierarchy based on the transparency of inputs to the valuation.

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2

Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

3	Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Sunlight follows this hierarchy for its financial instruments, with classifications based on the lowest level of input that is significant to the fair value measurement. The following summarizes Sunlight’s financial instruments hierarchy at December 31, 2021:

Level	Financial Instrument	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs
	Public Warrants	Estimates of fair value are measured using observable, quoted market prices of Sunlight’s warrants.
3	Loans and loan participations, held-for-investment	Estimated fair value is generally determined by discounting the expected future cash flows using inputs such as discount rates.
	Contract derivative	Estimated fair value based upon discounted expected future cash flows arising from the contract.
Private Placement Warrants

Estimated fair value based upon quarterly valuation estimates of warrant instruments, based upon quoted prices of Sunlight’s Class A shares and warrants thereon as well as fair value inputs provided by an independent valuation firm.

Valuation Process — On a quarterly basis, with assistance from an independent valuation firm, management estimates the fair value of Sunlight’s Level 3 financial instruments. Sunlight’s determination of fair value is based upon the best information available for a given circumstance and may incorporate assumptions that are management’s best estimates after consideration of a variety of internal and external factors. When an independent valuation firm expresses an opinion on the fair value of a financial instrument in the form of a range, management selects a value within the range provided by the independent valuation firm to assess the reasonableness of management’s estimated fair value for that financial instrument. At December 31, 2021, Sunlight’s valuation process for Level 3 measurements, as described below, were conducted internally or by an independent valuation firm and reviewed by management.

Valuation of Loans and Loan Participations — Management generally considers Sunlight’s loans and loan participations Level 3 assets in the fair value hierarchy as such assets are illiquid investments that are specific to the loan product, for which there is limited market activity. On a quarterly basis, management engages an independent valuation firm to estimate the fair value of each loan or loan participation categorized as a Level 3 asset.

Valuation of Contract Derivative — Management considers Sunlight’s contracts under which Sunlight (a) arranges Loans for the purchase and installation of home improvements other than residential solar energy systems (“Contract Derivative 1”) and (b) earns income from the prepayment of certain of those Loans sold to an Indirect Channel Loan Purchaser (“Contract Derivative 2”), both considered derivatives under GAAP, as a Level 3 assets in the fair value hierarchy as such assets represent bilateral, nontraded agreements for which there is limited market activity. On a quarterly basis, management engages an independent valuation firm to estimate the fair value of the contracts.

Valuation of Warrants — Management considers the Private Placement Warrants (Note 6) redeemable for Sunlight’s equity as Level 3 liabilities in the fair value hierarchy as liquid markets do not exist for such liabilities. On a quarterly basis, management engages an independent valuation firm to estimate the fair value of Sunlight’s warrants, which includes models that include estimates of volatility, contractual terms, discount rates, dividend rates, expiration dates, and risk-free rates.

Other Valuation Matters — For Level 3 financial assets acquired and financial liabilities assumed during the calendar month immediately preceding a quarter end that were conducted in an orderly transaction with an unrelated party, management generally believes that the transaction price provides the most observable indication of fair value given the illiquid nature of these financial instruments, unless management is aware of any circumstances that may cause a material change in the fair value through the remainder of the reporting period. For instance, significant changes in a counterparty’s intent or ability to make payments on a financial asset may cause material changes in the fair value of that financial asset.

See Note 7 for additional information regarding the valuation of Sunlight’s financial assets and liabilities.

Sales of Financial Assets and Financing Agreements

Sales of Financial Assets and Financing Agreements — Sunlight will, from time to time, facilitate the sale of Indirect Channel Loans. In each case, the transferred loans are legally isolated from Sunlight and control of the transferred loans passes to the transferee, who may pledge or exchange the transferred asset without constraint of Sunlight. Sunlight neither recognizes any financial assets nor incurs any liabilities as a result of the sale, but does recognize revenue based upon the difference between proceeds received from the transferee and the proceeds paid to the transferor.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash — Cash and cash equivalents consist of bank checking accounts and money market accounts. Sunlight considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Sunlight maintains cash in restricted accounts pursuant to various lending agreements and considers other cash amounts restricted under certain agreements with other counterparties. Substantially all amounts on deposit with major financial institutions exceed insured limits. Cash and cash equivalents and restricted cash are carried at cost, which approximates fair value. Sunlight reported cash and cash equivalents and restricted cash in the following line items of its Consolidated Balance Sheets, which totals the aggregate amount presented in Sunlight’s Consolidated Statements of Cash Flows:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$91,882	$49,583
Restricted cash and cash equivalents	2,018	3,122
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statement of Cash Flows	$93,900	$52,705

Financing Receivables

Financing Receivables — Sunlight records financing receivables for (a) advances that Sunlight remits to contractors to facilitate the installation of residential solar systems and the construction or installation of other home improvement projects and (b) loans and loan participations.

Advances — In certain circumstances, Sunlight will provide a contractually agreed upon percentage of cash to a contractor related to a Loan that has not yet been funded by either a Direct Channel Partner or its Bank Partner as well as amounts funded to contractors in anticipation of loan funding. Such advances are generally repaid upon the earlier of (a) a specified number of days from the date of the advance outlined within the respective contractor contract or (b) the substantial installation of the residential solar system or the construction or installation of other home improvement projects. In either case, Sunlight will net such amounts advanced from payments otherwise due to the related contractor. Sunlight carries advances at the amount advanced, net of allowances for losses and charge-offs.

Loans and Loan Participations — Sunlight recognizes Indirect Channel Loans purchased from Sunlight’s Bank Partner as well as its 5.0% participation interests in Indirect Channel Loans as financing receivables held-for-investment based on management’s intent, and Sunlight’s ability, to hold those investments through the foreseeable future or contractual maturity. Financing receivables that are held‑for‑investment are carried at their aggregate outstanding face amount, net of applicable (a) unamortized acquisition premiums and discounts, (b) allowance for losses and (c) charge-offs or write-downs of impaired receivables. Upon consummation of the Business Combination, Sunlight adjusted the carrying value of loans and loan participations to their fair values at the Closing Date.If management determines a loan or loan participation is impaired, management writes down the loan or loan participation through a charge to the provision for losses. See “— Impairment” for additional discussion regarding management’s determination for loan losses. Sunlight applies the interest method to amortize acquisition premiums and discounts or on a straight-line basis when it approximates the interest method. Sunlight has not acquired any material loans with deteriorated credit quality that were not charged-off upon purchase.

Impairment

Impairment — Sunlight holds financing receivables that management evaluates for impairment indicators at least quarterly using information obtained at least annually. In conjunction with this review, management assesses such factors as historical losses, changes in the nature and volume of financing receivables, overall portfolio quality, and existing economic conditions that may affect the customer’s ability to pay. In certain cases, management assigns a risk rating based on certain aforementioned factors.

The evaluation of these indicators of impairment requires significant judgment by management to determine whether failure to collect contractual amounts is probable as well as in estimating the resulting loss allowance. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. These evaluations are inherently subjective, as they require material estimates and may be susceptible to significant change. Actual losses, if any, could materially differ from these estimates.

If management deems that it is probable that Sunlight will be unable to collect all amounts owed according to the contractual terms of a receivable, impairment of that receivable is indicated. Consistent with this definition, all receivables for which the accrual of interest has been discontinued (nonaccrual loans) are considered impaired. If management considers a receivable to be impaired, management establishes an allowance for losses through a valuation provision in earnings, which reduces the carrying value of the receivable to (a) the amounts management expect to collect, for receivables due within 90 days, or (b) the present value of expected future cash flows discounted at the receivable’s contractual effective rate. Impaired financing receivables are charged off against the allowance for losses when a financing receivable is more than 120 days past due or when management believes that collectability of the principal is remote, if earlier. Sunlight credits subsequent recoveries, if any, to the allowance when received.

At December 31, 2021 and December 31, 2020, Sunlight evaluated financing receivables collectively, based upon those financing receivables with similar characteristics. Sunlight individually evaluates nonaccrual loans with contractual balances of $50,000 or more and receivables whose terms have been modified in a troubled debt restructuring with contractual balances of $50,000 or more to establish specific allowances for such receivables, if required. Those financing receivables where impairment is indicated were evaluated individually for impairment, though such amounts were not material.

Advances — For advances made by Sunlight, management performs an evaluation of impairment indicators using financial information obtained from its counterparties and third parties as well as historical experience. Such indicators may include the borrower’s financial wherewithal and recent operating performance as well as macroeconomic trends. Management rates the potential for advance receivables by reviewing the counterparty. The counterparty is rated by overall risk tier on a scale of “1” through “5,” from least to greatest risk, which management reviews and updates on at least an annual basis. Counterparties may be granted advance approval within any overall risk tier, however tier “5” advance approvals are approved on an exception basis. A subset category of the overall risk tier is the financial risk of the counterparty. As with the overall risk tier, counterparties may be granted advance approval within any financial risk tier; however financial risk tier “5” advance approvals are approved on an exception basis. As part of that approval, management will set an individual counterparty advance dollar limit, which cannot be exceeded prior to additional review and approval. The overall risk tiers are defined as follows:

1	Low Risk

The counterparty has demonstrated low risk characteristics. The counterparty is a well-established company within the applicable industry, with low commercial credit risk, excellent reputational risk (e.g. online ratings, low complaint levels), and an excellent financial risk assessment.

2	Low-to- Medium Risk

The counterparty has demonstrated low to medium risk characteristics. The counterparty is a well-established company within the applicable industry, with low to medium commercial credit risk, excellent to above average reputational risk (e.g. online ratings, lower complaint levels), and/or an excellent to above average financial risk assessment.

3	Medium Risk

The counterparty has demonstrated medium risk characteristics. The counterparty may be a less established company within the applicable industry than risk tier “1” or “2”, with medium commercial credit risk, excellent to average reputational risk (e.g., online ratings, average complaint levels), and/or an excellent to average financial risk assessment.

4	Medium- to-High Risk

The counterparty has demonstrated medium to high risk characteristics. The counterparty is likely to be a less established company within the applicable industry than risk tiers “1” through “3,” with medium to high commercial credit risk, excellent to below average reputational risk (e.g. online ratings, higher complaint levels), and/or an excellent to below average financial risk assessment.

5	Higher Risk

The counterparty has demonstrated higher risk characteristics. The counterparty is a less established company within the applicable industry, with higher commercial credit risk, and/or below average reputational risk (e.g. online ratings, higher complaint levels), and/or below average financial risk assessment. Tier “5” advance approvals will be approved on an exception basis.

Loans and Loan Participations, Held-For-Investment — Sunlight aggregates performing loans and loan participations into pools for the evaluation of impairment based on like characteristics, such as loan type and acquisition date. Pools of loans are evaluated based on criteria such as an analysis of borrower performance, credit ratings of borrowers, and historical trends in defaults and loss severities for the type and seasoning of loans and loan participations under evaluation.

Goodwill

Goodwill — Goodwill represents the excess of the purchase price over the estimated fair values of the net tangible and intangible assets of acquired entities. Sunlight performs a goodwill impairment test annually during the fourth quarter of the fiscal year and more frequently if an event or circumstance indicates that impairment may have occurred. Triggering events that may indicate a potential impairment include, but are not limited to, significant adverse changes in customer demand or business climate and related competitive considerations. Sunlight first performs a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, Sunlight performs a two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized by the applicable reporting unit(s). If Sunlight determines that the implied fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. Sunlight has one reporting unit and, as part of its annual impairment test, determined that it was more likely than not that the implied fair value of the reporting unit in which Sunlight recorded goodwill was less than its carrying value primarily based upon market activities impacting public companies similar to Sunlight. As a result, Sunlight recorded a $224.7 million goodwill impairment charge for the period from July 9, 2021, the closing date of the Business Combination, through December 31, 2021. The carrying value of Sunlight’s goodwill changed by the following amounts:

July 9, 2021 (Successor)
Goodwill	$670,014
Accumulated impairment losses	—
670,014
Impairment losses	(224,701)
Other(a)	443
December 31, 2021 (Successor)
Goodwill	670,457
Accumulated impairment losses	(224,701)
$445,756
(a)	Reflects purchase price adjustments related to deferred tax liabilities created at the Closing Date of the Business Combination.

Intangible Assets, Net

Intangible Assets, Net — Sunlight identified the following intangible assets, recorded at fair value at the Closing Date of the Business Combination, and carried at a value net of amortization over their estimated useful lives on a straight-line basis. Sunlight’s intangible assets are evaluated for impairment on at least a quarterly basis:

	Estimated Useful Life		Carrying Value
	(in Years)		Successor	Predecessor
			December 31,	December 31,
Asset	Successor	Predecessor	2021	2020
Contractor relationships(a)	11.5	n.a.	$350,000	$—
Capital provider relationships(b)	0.8	n.a.	43,000	—
Trademarks/ trade names(c)	10.0	n.a.	7,900	—
Developed technology(d)	3.0 — 5.0	1.0 — 3.0	8,193	11,775
			409,093	11,775
Accumulated amortization(e)(f)(g)			(43,254)	(7,242)
			$365,839	$4,533
(a)	Represents the value of existing contractor relationships of Sunlight estimated using a multi-period excess earnings methodology.
(b)	Represents the value of existing relationships with the banks that may be estimated by applying a with-and-without methodology.
(c)	Represents the trade names that Sunlight originated or acquired and valued using a relief-from-royalty method.
(d)	Represents technology developed by Sunlight for the purpose of generating income for Sunlight, and valued using a replacement cost method.
(e)	Amounts include $8.2 million and $11.8 million of capitalized internally developed software costs at December 31, 2021 and December 31, 2020, respectively.
(f)	Includes amortization expense of $43.3 million for the period July 10, 2021 through December 31, 2021, $1.4 million, for the period January 1, 2021 through July 9, 2021, and $2.9 million for the year ended December 31, 2020, respectively.
(g)	At December 31, 2021, the approximate aggregate annual amortization expense for definite-lived intangible assets, including capitalized internally developed software costs as a component of capitalized developed technology are as follows:

	Developed	Other Identified
	Technology	Intangible Assets	Total
2022	$1,838	$46,648	$48,486
2023	1,838	31,199	33,037
2024	1,739	31,285	33,024
2025	1,340	31,199	32,539
2026	694	31,199	31,893
Thereafter	—	186,860	186,860
	$7,449	$358,390	$365,839

Property and Equipment, Net

Property and Equipment, Net — Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

	Estimated Useful Life		Carrying Value
	(in Years)		Successor	Predecessor
			December 31,	December 31,
Asset Category	Successor	Predecessor	2021	2020
Furniture, fixtures, and equipment	5	7	$1,020	$555
Computer hardware	5	5	1,108	868
Computer software	1—3	1—3	250	197
Leasehold improvements	Shorter of life of improvement or lease term		2,829	421
			5,207	2,041
Accumulated amortization and depreciation(a)			(1,138)	(849)
			$4,069	$1,192
(a)	Includes depreciation expense of $0.2 million for the period July 10, 2021 through December 31, 2021, $0.2 million, for the period January 1, 2021 through July 9, 2021, and $0.3 million for the year ended December 31, 2020, respectively.

Funding Commitments

Funding Commitments — Pursuant to Sunlight’s contractual arrangements with its Bank Partner, Direct Channel Partners, and contractors, each of Sunlight’s Direct Channel Partners and its Bank Partner periodically remits to Sunlight the cash related to loans the funding source has originated. Sunlight has committed to funding such amounts, less any amounts Sunlight is entitled to retain, to the relevant contractor when certain milestones relating to the installation of residential solar systems or the construction of installation of other home improvement projects underlying the consumer receivable have been reached. Sunlight presents any amounts that Sunlight retains in anticipation of a contractor completing an installation milestone as “Funding Commitments” on the accompanying Consolidated Balance Sheets, which totaled $22.7 million and $18.4 million at December 31, 2021 and December 31, 2020, respectively.

Guarantees

Guarantees — Sunlight records a liability for the guarantees it makes for certain Loans if it determines that it is probable that it will have to repurchase those loans, in an amount based on the likelihood of such repurchase and the loss, if any, Sunlight expects to incur in connection with its repurchase of Loans that may have experienced credit deterioration since the time of the loan’s origination.

Warrant Liabilities

Warrants — The Company has public and private placement warrants classified as liabilities as well as warrants issued to a capital provider classified as equity. The Company classifies as equity any equity-linked contracts that (1) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement). Warrants classified as equity are initially measured at fair value. Subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

The Company classifies as assets or liabilities any equity-linked contracts that (1) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the Company’s control) or (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). For equity-linked contracts that are classified as liabilities, the Company records the fair value of the equity-linked contracts at each balance sheet date and records the change in the statements of operations as a gain (loss) from change in fair value of warrant liability. The Company’s public warrant liability is valued using observable market prices for those public warrants. The Company’s private placement warrants are valued using a binomial lattice pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The Company’s warrants issued to a capital provider are valued using a Black-Scholes pricing model based on observable market prices for public shares and warrants. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield, expiration dates and risk-free rates.

Distributions Payable

Distributions Payable — Prior to the Closing Date, Sunlight accrued estimated tax payments to holders of its temporary and members’ equity when earned in accordance with Sunlight Financial LLC’s organizational agreements. In December 2020, Sunlight accrued $1.3 million, $1.2 million, and $5.0 million, or $4.38, $5.33, and $13.34 per unit, payable to Class A-1, A-2, and A-3 Units, respectively. Sunlight recorded such estimated tax payments in “Distributions Payable” on the accompanying Consolidated Balance Sheet at December 31, 2020, which Sunlight paid during the period January 1, 2021 through July 9, 2021.

Other Assets and Accounts Payable, Accrued Expenses and Other Liabilities

Other Assets and Accounts Payable, Accrued Expenses, and Other Liabilities — At each of December 31, 2021 and December 31, 2020, (a) other assets included Sunlight’s contract derivatives, prepaid expenses, accounts receivable, and interest receivable, and (b) accounts payable, accrued expenses, and other liabilities included Sunlight’s guarantee liability, accrued compensation, deferred rent, and other payables. At December 31, 2020, other assets also included deferred financing costs.

Noncontrolling Interests in Consolidated Subsidiaries

Noncontrolling Interests in Consolidated Subsidiaries — Noncontrolling interests represents the portion of Sunlight Financial LLC that the Company controls and consolidates but does not own. The Company recognizes each noncontrolling holder’s respective share of the estimated fair value of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted average ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in net income (loss) attributable to noncontrolling interests in the Consolidated Statements of Operations. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received or paid from the noncontrolling interests carrying amount as additional paid-in-capital.

Class EX Units issued by Sunlight Financial LLC are exchangeable into the Company’s Class A common stock. Class A common stock issued upon exchange of a holder’s noncontrolling interest is accounted for at the carrying value of the surrendered limited partnership interest and the difference between the carrying value and the fair value of the Class A common stock issued is recorded to additional paid-in-capital.

Treasury Stock

Treasury Stock — Sunlight accounts for treasury stock under the cost method. When treasury stock is re-issued at a price higher than its cost, the difference is recorded as a component of additional paid-in-capital. When treasury stock is re-issued at a price lower than its cost, the difference is recorded as a component of additional paid-in-capital to the extent that there are previously recorded gains to offset the losses. If there are no treasury stock gains in additional paid-in-capital, the losses upon re-issuance of treasury stock are recorded as a reduction of retained earnings.

Revenue Recognition and Cost of Revenues

Revenue Recognition — Sunlight recognizes revenue from (a) platform fees on the Direct Channel Loans when the Direct Channel Partner funds the Loans and on the Indirect Channel Loans when the Indirect Channel Loan Purchaser buys the Loans from the balance sheet of Sunlight’s Bank Partner and (b) loan portfolio management, servicing, and administration services on a monthly basis as Sunlight provides such services for that month. Sunlight’s contracts include the following groups of similar services, which do not include any significant financing components:

	Successor	Predecessor
	For the Period	For the Period	For the Year
	July 10, 2021	January 1,	Ended
	to December	2021 to July 9,	December 31,
	31, 2021	2021	2020
Platform fees, net(a)	$56,783	$50,757	$66,853
Other revenues(b)	4,891	2,307	2,711
	$61,674	$53,064	$69,564
(a)	Amounts presented net of variable consideration in the form of rebates to certain contractors. Includes platform fees from affiliates of $0.2 million and $0.3 million for the period January 1, 2021 through July 9, 2021, and the year ended December 31, 2020, respectively. (Note 9).
(b)	Includes loan portfolio management, administration, and other ancillary fees Sunlight earns that are incidental to its primary operations. Sunlight earned $0.1 million for the period July 10, 2021 through December 31, 2021, $0.1 million for the period January 1, 2021 through July 9, 2021, and $0.2 million for the year ended December 31, 2020, respectively, in administrative fees from an affiliate. (Note 9).

Platform Fees, Net — Sunlight arranges Loans for the purchase and installation of residential solar energy systems on behalf of its Direct Channel Partners, Bank Partner, and Indirect Channel Loan Purchasers. As agent, Sunlight presents platform fees on a net basis at the time that Direct Channel Partners or Indirect Channel Loan Purchasers obtain control of the service provided to facilitate their origination or purchase of a Loan, which is no earlier than when Sunlight delivers loan documentation to the customer. Sunlight wholly satisfies its performance obligation to Direct Channel Partners, Bank Partner, and Indirect Channel Loan Purchasers, as it relates to such platform fees, upon origination or purchase of a Loan. Sunlight considers rebates offered by Sunlight to certain contractors in exchange for volume commitments as variable components to transaction prices; such variability resolves upon the contractor’s satisfaction of their volume commitment.

The contracts under which Sunlight (a) arranges Indirect Channel Loans for the purchase and installation of home improvements other than residential solar energy systems and (b) earns income from the prepayment of certain of those Indirect Channel Loans sold to an Indirect Channel Loan Purchaser are considered derivatives under GAAP. As such, Sunlight’s revenues exclude the platform fees that Sunlight earns in connection with these contracts. Instead, Sunlight records realized gains on the derivatives within “Realized Gains on Contract Derivative, Net” in the accompanying Consolidated Statements of Operations. Sunlight realized gains of $2.9 million and $3.0 million for the periods July 10, 2021 through December 31, 2021 and January 1, 2021 through July 9, 2021 and $0.1 million for the year ended December 31, 2020, respectively, in connection with these contracts (Note 4). However, Sunlight recognized platform fee revenue of $0.2 million for its facilitation of direct channel home improvement loans.

Other Revenues — Sunlight provides monthly services in connection with the portfolio management, servicing, and administration of Loans originated by certain Direct Channel Partners, Sunlight’s Bank Partner, and an Indirect Channel Loan Purchaser. Such services may include the reporting of loan performance information, administration of servicing performed by third parties, and portfolio management services.

Cost of Revenues — Sunlight’s cost of revenues includes the aggregate costs of the services that Sunlight performs to satisfy its contractual performance obligations to customers as well as variable consideration that Sunlight pays for its fee revenue, which do not meet the criteria necessary for netting against gross revenues.

Sunlight Rewards™ Program — The Sunlight Rewards™ Program is a proprietary loyalty program that Sunlight offers to salespeople selling residential solar systems for Sunlight’s network of contractors. Sunlight records a contingent liability using the estimated incremental cost of each point based upon the points earned, the redemption value, and an estimate of probability of redemption consistent with Sunlight’s historical redemption experience under the program. When a salesperson redeems points from Sunlight’s third-party loyalty program vendor, Sunlight pays the stated redemption value of the points redeemed to the vendor.

Interest Income

Interest Income — Loans where management expects to collect all contractually required principal and interest payments are considered performing loans. Sunlight accrues interest income on performing loans based on the unpaid principal balance (“UPB”) and contractual terms of the loan. Interest income also includes discounts associated with the loans purchased as a yield adjustment using the effective interest method over the loan term. Sunlight expenses direct loan acquisition costs for loans acquired by Sunlight as incurred. Sunlight does not accrue interest on loans placed on non-accrual status or on loans where the collectability of the principal or interest of the loan are deemed uncertain.

Loans are considered past due or delinquent if the required principal and interest payments have not been received as of the date such payments are due. Generally, loans, including impaired loans, are placed on non-accrual status when (i) either principal or interest payments are 90 days or more past due based on contractual terms or (ii) an individual analysis of a borrower’s creditworthiness indicates a loan should be placed on non-accrual status. When a loan owned by Sunlight (each, a “Balance Sheet Loan”) is placed on non-accrual status, Sunlight ceases to recognize interest income on the loans and reverses previously accrued and unpaid interest, if any. Subsequent receipts on non-accrual loans are recorded as a reduction of principal, and interest income may only be recorded on a cash basis after recovery of principal is reasonably assured. Sunlight may return a loan to accrual status when repayment of principal and interest is reasonably assured under the terms of the restructured loan. Advances are created at par and do not bear, and therefore do not accrue, interest income.

Compensation and Benefits

Compensation and Benefits — Management expenses salaries, benefits, and equity-based compensation as services are provided. “Compensation and Benefits” in the accompanying Consolidated Statements of Operations includes expenses not otherwise included in Sunlight’s cost of revenues, such as compensation costs associated with information technology, sales and marketing, product management, and overhead.

Equity-Based Compensation — Sunlight granted awards of restricted stock units (“RSUs”) to employees and directors under Sunlight’s 2021 Equity Incentive Plan. RSUs are Class A restricted share units which entitle the holder to receive Class A shares on various future dates if the applicable service conditions, if any, are met. Sunlight expenses the grant-date fair value of awards on a straight-line basis over the requisite service period. Sunlight does not estimate forfeitures, and records actual forfeitures as they occur.

Predecessor — Prior to the Business Combination, Sunlight Financial LLC granted equity-based compensation awards that vested contingent upon one or more of the following conditions: (a) time-based service, (b) performance conditions based upon Sunlight Financial LLC’s equity value, as determined by Sunlight Financial LLC’s board or directors or a qualifying sale of Sunlight Financial LLC’s equity, achieving certain contractual thresholds (“Threshold Equity Value”), and (c) whether Sunlight Financial LLC issued Class A Units in-kind to satisfy the preferred return on Class A Units during the award’s vesting period until May 25, 2023 (“PIK Vesting Requirement”). Sunlight generally expensed the grant-date fair value of these equity-based compensation awards using the following methods, recognizing forfeitures as they occur, based upon the following vesting contingencies

●	Time-Based Service — Sunlight Financial LLC expensed awards that only requires time-based service conditions ratably over the required service period, or immediately if there was no required service period.
●	PIK Vesting Requirement — Sunlight Financial LLC awarded equity-based compensation in the form of anti-dilution units. Such awards vested in an amount generally proportionate to the dilution of related Class C Units or LTIP Units that resulted from the issuance of additional Class A Units. Sunlight Financial LLC expensed awards in the period in which (a) dilution of related Class C Units or LTIP Units would otherwise occur and (b) the award had satisfied other vesting conditions.
●	Performance-Based Conditions — Sunlight Financial LLC expensed awards in the period in which (a) it was probable that the performance-based condition was satisfied and (b) the award had satisfied other vesting conditions. For equity-based compensation awards in the form of Class C Units or long-term incentive plan units (“LTIP Units”) (Note 6), vesting would generally occur upon a qualifying sale of Sunlight’s equity.

Generally, Sunlight Financial LLC only expensed those awards that only required time-based service conditions since other awards only satisfied vesting requirements upon closing of the Business Combination. Awards that represented services performed prior to the Business Combination reduced the purchase consideration in Sunlight’s calculation of goodwill. Awards that were still subject to time-based service conditions upon closing of the Business Combination and represented future service were replaced with awards of restricted Class A shares and restricted Class EX Units. Sunlight expensed the difference between the value of the existing awards and the replacement awards upon closing of the Business Combination. Sunlight expenses the value of the replacement awards over the remaining service period on a straight-line basis.

Selling, General, and Administrative

Selling, General, and Administrative — Management expenses selling, general, and administrative costs, including legal, audit, other professional service fees, travel and entertainment, and insurance premiums as incurred. Sunlight recognizes expenses associated with co-marketing agreements when earned by the counterparty.

Property and Technology	Property and Technology — Management expenses rent, information technology and telecommunication services, and noncapitalizable costs to internally develop software as incurred.
Income Taxes

Income Taxes — The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Consolidated Statements of Operations in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.

The Company accounts for uncertain tax positions by reporting a liability for unrecognizable tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

In accordance with the operating agreement of Sunlight Financial LLC, to the extent possible without impairing its ability to continue to conduct its business and activities, and in order to permit its member to pay taxes on the taxable income allocated to those members, Sunlight Financial LLC is required to make distributions to the member in the amount equal to the estimated tax liability of the member computed as if the member paid income tax at the highest marginal federal and state rate applicable to a corporate entity or individual resident in New York, New York to the extent Sunlight’s operations generate taxable income for the applicable member. Sunlight did not declare any distributions for the year ended December 31, 2021. During the year ended December 31, 2020, Sunlight Financial LLC declared $7.5 million in distributions to its unitholders.

Business Combination

Business Combination

The Business Combination among the parties to the Business Combination Agreement was completed on July 9, 2021. Sunlight accounted for the Business Combination as a business combination under ASC 805, Business Combinations. The acquisition of Sunlight Financial LLC constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control, has been accounted for using the acquisition method with Sunlight Financial Holdings Inc. as the accounting acquirer and Sunlight Financial LLC as the accounting acquiree based on evaluation of the following factors:

●	Sunlight Financial Holdings Inc. is the sole managing member of Sunlight Financial LLC having full and complete authority over of all the affairs of Sunlight Financial LLC while the non-managing member equity holders do not have substantive participating or kick out rights;
●	The predecessor controlling unitholders of Sunlight Financial LLC does not have a controlling interest in the Company as it held less than 50% of the voting interests after the Business Combination.

These factors support the conclusion that Sunlight Financial Holdings Inc. acquired a controlling interest in Sunlight Financial LLC and is the accounting acquirer. Sunlight Financial Holdings Inc. is the primary beneficiary of Sunlight Financial LLC, which is a variable interest entity, since it has the power to direct the activities of Sunlight Financial LLC that most significantly impact Sunlight Financial LLC’s economic performance through its role as the managing member. Sunlight Financial Holdings Inc.’s variable interest in Sunlight Financial LLC includes ownership of Sunlight Financial LLC, which results in the right and obligation to receive benefits and absorb losses of Sunlight Financial LLC that could potentially be significant to Sunlight Financial Holdings Inc. Therefore, the Business Combination represented a change in control and is accounted for using the acquisition method. Under the acquisition method of accounting, the purchase price is allocated to the tangible and intangible assets acquired and the liabilities assumed from Sunlight Financial LLC based on their estimated acquisition-date fair values.

The cash consideration in the Business Combination included cash from (a) a trust account held by Spartan in the amount of $345.0 million which Spartan received in its initial public offering of 34,500,000 shares of Class A common stock, less $192.3 million withdrawal of funds from that account to fund the redemption of 19,227,063 shares of Class A common stock at approximately $10.00 per share, and (b) $250.0 million in proceeds from the investors purchasing an aggregate of 25,000,000 Class A common stock in connection with the Business Combination (“PIPE Investment”). The Company received $55.1 million, which includes $5.6 million used to pay tax withholding related to cash compensation paid to the Company’s employees at the closing of the Business Combination.

The following is an estimate of the fair value of consideration transferred and a preliminary purchase price allocation in connection with the Business Combination:

Amount
Purchase Consideration
Equity consideration paid to existing Sunlight Financial LLC ownership in Class A Common Stock, net(a)	$357,800
Rollover of Sunlight Financial LLC historical warrants	2,499
Cash consideration to existing Sunlight Financial LLC interests, net(b)	296,281
Cash paid for seller transaction costs	8,289
$664,869
Fair Value of Net Assets Acquired
Cash and cash equivalents	$59,786
Restricted cash	3,844
Advances	42,622
Financing receivables	5,117
Goodwill(c)	670,457
Intangible assets(d)	407,600
Property and equipment	1,047
Due from affiliates	1,839
Other assets	4,561
Accounts payable and accrued expenses	(19,210)
Funding commitments	(21,485)
Debt	(20,613)
Due to affiliates	(761)
Warrants, at fair value	—
Deferred tax liability	(42,212)
Other liabilities	(512)
Fair value of noncontrolling interests(e)	(427,211)
$664,869

(a)	Equity consideration paid to Blocker Holders consisted of the following:

Common Class A shares	38,151,192
Fair value per share	$9.46
Equity consideration paid to existing Blocker Holders	$360,910
Acceleration of post business combination expense	(3,110)
Equity consideration paid to Sellers, net	$357,800

(b)	Net of $0.0 million acceleration of post business combination expense.
(c)	Goodwill, as a component of the step-up in tax basis from the Business Combination, is tax deductible for the Company.
(d)	The fair value of the definite-lived intangible assets is as follows:

	Weighted Average
	Useful Lives
	(in Years)	Fair Value
Contractor relationships	11.5	$350,000
Capital provider relationships	0.8	43,000
Trademarks/ trade names	10.0	7,900
Developed technology	5.0	6,700
		$407,600

(e)	Noncontrolling interests represent the 34.9% ownership in Sunlight Financial LLC not owned by the Sunlight Financial Holdings Inc. as of the Closing Date. The fair value of the noncontrolling interests follows:

Common Class EX units	46,216,054
Fair value per unit	$9.46
Fair value of Class EX units	$437,204
Less: Postcombination compensation expenses	(9,993)
Noncontrolling interests	$427,211

The preliminary allocation of the purchase price is based on preliminary valuations performed to determine the fair value of the net assets as of the Closing Date. This allocation is subject to revision as the assessment is based on preliminary information subject to refinement.

The Company incurred $7.0 million of expenses directly related to the Business Combination from January 1, 2021 through July 9, 2021 which were included in acquisition-related expense in the Consolidated Statements of Operations. On the Closing Date, the Company paid $12.1 million of deferred underwriting costs related to Spartan’s initial public offering. At the closing of the Business Combination, $7.5 million of fees related to the PIPE Investment were paid by the Company. Additionally, Sunlight paid $7.9 million of acquisition-related advisory fees related to the Business Combination at the closing of the Business Combination, which success fees were contingent upon the consummation of the Business Combination and not recognized in the Consolidated Statements of Operations of the Predecessor or Successor. The nature of these fees relate to advisory and investment banker fees that were incurred dependent on the success of the Business Combination. The deferred underwriting commissions and costs pertaining to the cost of raising equity were treated as a reduction of equity while Business Combination costs were expensed in the period incurred.

Unaudited Pro Forma Operating Results — The following unaudited pro forma combined financial information presents the results of operations for each Predecessor period as if the Business Combination on July 9, 2021 had occurred as of January 1, 2020. The unaudited pro forma results may not necessarily reflect actual results of operations that would have been achieved, nor are they necessarily indicative of future results of operations. The unaudited pro forma results reflect the step-up amortization adjustments for the fair value of intangible assets acquired, transaction expenses, nonrecurring post-combination compensation expense and the related adjustment to the income tax provision.

	For the Year Ended December 31,
	2021	2020
Total revenues	$114,738	$69,564
Net income (loss) before income taxes	(217,023)	(99,905)
Income tax benefit (expense)	3,038	15,138
Noncontrolling interests	75,646	34,824
Net income (loss) attributable to Common Class A shareholders	(138,338)	(49,944)

Recent Accounting Pronouncements Issued, But Not Yet Adopted

Recent Accounting Pronouncements Issued, But Not Yet Adopted

The Financial Accounting Standards Board (“FASB”) has issued the following Accounting Standard Updates (“ASUs”) that may materially impact Sunlight’s financial position and results of operations, or may impact the preparation of, but not materially affect, Sunlight’s consolidated financial statements.

As an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended ( “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), Sunlight is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies.” Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. Unless otherwise stated, Sunlight elected to adopt recent accounting pronouncements using the extended transition period applicable to private companies.

ASU No. 2020-06 Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity — In August 2020, the FASB issued ASU No. 2020-06, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and simplifies the diluted earnings per share calculations. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. Sunlight is currently evaluating the impact of the adoption of ASU 2020-06 on its consolidated financial statements.

ASU No. 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting — In March 2020, the FASB issued ASU No. 2020-04, which provides optional expedients for a limited period of time to ease the potential burden in accounting for, or recognizing the effects of, reference rate reform on financial reporting. ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The standard is effective for all entities as of March 12, 2020 through December 31, 2022. An entity can elect to apply the amendments as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to that date that the financial statements are available to be issued. Sunlight is currently evaluating the impact of the adoption of ASU 2020-04, as updated by ASU 2021-01 Reference Rate Reform (Topic 848): Scope, on its consolidated financial statements.

ASU No. 2018-15 Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract — In August 2018, the FASB issued ASU No. 2018-15 to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 can be applied either retrospectively or prospectively, and it is effective for Sunlight for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Sunlight adopted this guidance effective January 1, 2021 for the fiscal year ended December 31, 2021, which did not have a significant effect on the Company’s consolidated financial statements given changes under ASU 2018-15 generally align with our existing accounting treatment of implementation costs incurred in a hosting arrangement that is a service contract.

ASU No. 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments — The FASB issued ASU No. 2016-13 in June 2016. The standard amends the existing credit loss model to reflect a reporting entity’s current estimate of all expected credit losses and requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at a net amount expected to be collected through deduction of an allowance for credit losses from the amortized cost basis of the financial asset(s). ASU No. 2016-13, as amended, is effective for Sunlight in the fiscal year ended December 31, 2023. Early adoption was permitted beginning in the first quarter of 2018. With limited exceptions, an entity should apply ASU No. 2016-13 by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Sunlight is currently evaluating the new guidance to determine the impact it may have on its consolidated financial statements.

ASU No. 2016-02 Leases — In February 2016, FASB issued ASU No. 2016-02. The standard requires that lessees recognize a right-of-use asset and corresponding lease liability on the balance sheet for most leases. The guidance applied by a lessor under ASU No. 2016-02 is substantially similar to existing GAAP. ASU No. 2016-02, as amended, is effective for Sunlight for the quarter ended March 31, 2022. Early adoption is permitted. An entity should apply ASU No. 2016-02 by means of a modified retrospective transition method for all leases existing at, or entered into after, the date of initial application. Sunlight has identified the leases that it believes fall within the scope of ASU No. 2016-02 and is evaluating their impact on its consolidated financial statements. Sunlight has evaluated the leases it holds and does not expect ASU 2016-02 to have a material impact to its consolidated financial statements.